Cost of Income (Tables)	12 Months Ended
Mar. 31, 2026
Cost of Income [Abstract]
Schedule of Cost of Income
	2026	2025	2024
	US$	US$	US$

Trading consulting fee (note (a))	21,397,592	21,686,727	10,718,360
Technical support fees (note (b))	—	1,164,102	382,816
Transaction fee (note (c))	345,578	414,135	34,621
Total cost of income	21,743,170	23,264,964	11,135,797
(a)	The trading consulting fee was paid to the traders for offering operations and marketing services in generating income from trading of digital assets, listed securities and derivative.

(b)	The technical support fees were paid to the consultants for the crypto trading consultation services provided.

(c)	The transaction fee was paid to the exchange institution when performed the trading of the digital assets on the platform.